Intangible assets (Details Text)	12 Months Ended
Dec. 31, 2017
Intangible Assets Details Text [Abstract]
The PagSeguro Brazil Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives	three to five years